BUSINESS DESCRIPTION	12 Months Ended
Mar. 31, 2019
BUSINESS DESCRIPTION
BUSINESS DESCRIPTION

Note 1—BUSINESS DESCRIPTION

Organization and description of business

Hexindai Inc. is a limited company incorporated under the laws of the Cayman Islands on April 26, 2016. Hexindai Inc., its subsidiaries, its consolidated variable interest entities ("VIEs") and subsidiaries of the VIEs (the “Company”), is an online marketplace providing service in connecting borrowers and investors in the People's Republic of China (the "PRC").

The Company currently conducts its online consumer finance marketplace business in China through its subsidiaries and consolidated VIEs.

Since August 2017, the Company started to engage in the micro-lending business by targeting borrowers in the PRC. Loans receivable represent loans originated by the Company, which are due from the qualified individual borrowers.

As of March 31, 2019, the Company’s principal subsidiaries and consolidated VIEs are as follows:

	Date of	Place of	Percentage of
	incorporation	incorporation	legal ownership	Principal activities
Wholly owned subsidiaries
Hexindai Hong Kong Limited ("HK Hexindai")	May 17, 2016	Hong Kong	100%	Investment holding
Beijing Hexin Yongheng Technology Development Co., Ltd ("WOFE")	August 8, 2016	PRC	100%	Provision of consultancy and information technology ("IT") support

Tianjin Haohongyuan Technology Co., Ltd ("Tianjin Haohongyuan”)	May 25, 2018	PRC	100%	Provision of consultancy and IT support

HX Asia Investment Limited	June 25, 2018	BVI	100%	Investment holding

HX China Investment Limited	January 16, 2019	BVI	100%	Investment holding

VIEs

Hexin E-Commerce Co., Ltd ("Hexin E-Commerce")	March 7, 2014	PRC	Consolidated VIE	Service for online marketplace connecting borrowers and investors
Wusu Hexin Internet Small Loan Co., Ltd ("Wusu Company”)*	August 28, 2017	PRC	Consolidated VIE	Provision of online micro-lending business

Hexin E-Commerce’s subsidiaries
Tianjin Qinghe E-Commerce Co., Ltd (“Tianjin Qinhe”)	July 14, 2017	PRC	Consolidated VIE	Provision of consultancy and IT support
Tianjin Bozhishuntai Technology Co., Ltd ("Tianjin Bozhishuntai”)	October 27, 2017	PRC	Consolidated VIE	Provision of consultancy and IT support
Horgos Qinhe Electronic Technology Co., Ltd (“Horgos Qinhe”)	November 29, 2017	PRC	Consolidated VIE	Provision of consultancy and IT support

Horgos Bozhishuntai Venture Capital Co., Ltd. ("Horgos Bozhishuntai”)	November 28, 2017	PRC	Consolidated VIE	Investment Consultancy

Trust 1	December 26,2018	PRC	Consolidated Trust	Host of beneficial right asset

* Hexin E-commerce contributed RMB 500 million (US$74.5 million) to Wusu Company with its own funds.

Reorganization

In anticipation of an IPO of its equity securities, Hexindai Inc., its subsidiaries, its variable interest entities ("VIE") and its VIE's subsidiaries (collectively referred to as the “Company”) undertook a reorganization and became the ultimate holding company of HK Hexindai and WOFE, which were all controlled by the same shareholders before and after the Reorganization.

Effective on November 1, 2016, shareholders of Hexin E-Commerce and WOFE entered into a series of contractual agreements ("VIE Agreements" which are described below). As a result, the Company, through its wholly owned subsidiaries HK Hexindai and WOFE, has been determined to be the primary beneficiary of Hexin E-Commerce and the Company treats Hexin E-Commerce as a VIE. Accordingly, the Company consolidates Hexin E-Commerce's operations, assets and liabilities.

On September 15, 2017, the Company issued 42,814,296 ordinary shares pro-rata to the shareholders with identical shareholdings prior to issuance a retroactive basis similar to a share split, in accordance with SEC SAB Topic 4.

Initial Public Offering

In November 2017, the Company completed an IPO with new issuance of 5,036,950 American depositary shares (“ADS”) at US$10.00 per ADS for total offering size of approximately US$50.4 million before deducting commissions and expenses. The net proceeds from the IPO was approximately US$43.3 million, net of offering costs of US$7.1 million. Each ADS represents one ordinary share of the Company. The ADSs began trading on the NASDAQ Global Market on November 3, 2017 under the ticker symbol "HX".